PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (unaudited)
1
Voya Global Multi-Asset Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 9.0%
47,999
Schwab U.S. TIPS ETF
$ 2,485,868
2.0
61,901  Vanguard Global ex-
U.S. Real Estate ETF
2,490,277
2.0
42,407  Vanguard Long-Term
Treasury ETF
2,495,228
2.0
43,837  Vanguard Real Estate
ETF
3,750,256
3.0
11,221,629
9.0
Total Exchange-Traded
Funds
(Cost $11,971,697)
11,221,629
9.0
MUTUAL FUNDS : 89.2%
Affiliated Investment Companies : 66.1%
1,203,059  Voya Global Bond Fund
- Class R6
8,698,118
7.0
911,223  Voya High Yield Bond
Fund - Class R6
6,232,767
5.0
1,588,427  Voya Intermediate Bond
Fund - Class R6
13,708,129
11.1
283,697  Voya Large Cap Value
Fund - Class R6
3,733,450
3.0
116,813  Voya MidCap
Opportunities Fund -
Class R6
3,100,211
2.5
255,005  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
2,488,853
2.0
1,602,873  Voya Multi-Manager
International Equity
Fund - Class I
16,140,931
13.0
1,073,269  Voya Multi-Manager
International Factors
Fund - Class I
9,938,467
8.0
315,628  Voya Multi-Manager
Mid Cap Value Fund -
Class I
3,112,094
2.5
369,695  Voya Short Duration
High Income Fund -
Class R6
3,745,014
3.0
805,163  Voya Short Term Bond
Fund - Class R6
7,463,860
6.0
29,571
(1)
Voya Small Cap Growth
Fund - Class R6
1,247,286
1.0
169,567  Voya Small Company
Fund - Class R6
2,497,726
2.0
82,106,906
66.1
Unaffiliated Investment Companies : 23.1%
514,368  TIAA-CREF S&P
500 Index Fund -
Institutional Class
28,670,854
23.1
Total Mutual Funds
(Cost $97,852,010)
110,777,760
89.2
Principal
Amount † RA . Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES : 0.0%
Asset-Backed Securities : 0.0%
2,517
(2)
Chase Funding Trust
Series 2003-5 2A2,
6.035%, (TSFR1M +
0.714%),
07/25/2033 $ 2,447
0.0
Total Asset-Backed
Securities
(Cost $2,517)
2,447
0.0
Total Long-Term
Investments
(Cost $109,826,224)
122,001,836
98.2
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.6%
Mutual Funds : 0.6%
749,699
(3)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
749,699
0.6
Total Short-Term
Investments
(Cost $749,699)
749,699
0.6
Total Investments in
Securities
(Cost $110,575,923) $ 122,751,535 98.8
Assets in Excess of
Other Liabilities 1,461,794 1.2
Net Assets $ 124,213,329 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Variable rate security. Rate shown is the rate in effect as of
February 29, 2024.
(3)
Rate shown is the 7-day yield as of February 29, 2024.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (unaudited) (continued)
2
Voya Global Multi-Asset Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 29, 2024
Asset Table
Investments, at fair value
Asset-Backed Securities $ — $ 2,447 $ — $ 2,447
Exchange-Traded Funds 11,221,629 — — 11,221,629
Mutual Funds 110,777,760 — — 110,777,760
Short-Term Investments 749,699 — — 749,699
Total Investments, at fair value $ 122,749,088 $ 2,447 $ — $ 122,751,535
Other Financial Instruments+
Forward Foreign Currency Contracts — 252,776 — 252,776
Futures 1,371,850 — — 1,371,850
Total Assets $ 124,120,938 $ 255,223 $ — $ 124,376,161
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (241,297) $ — $ (241,297)
Futures (561,211) — — (561,211)
Total Liabilities $ (561,211) $ (241,297) $ — $ (802,508)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 29, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/29/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 5,966,589 $ 2,847,534 $ (110,182) $ (5,823) $ 8,698,118 $ 196,444 $ (24,095) $ —
Voya High Yield Bond Fund - Class
R6
6,053,483 338,836 (355,724) 196,172 6,232,767 314,152 (25,694) —
Voya Intermediate Bond Fund -
Class R6
15,662,552 515,997 (2,780,377) 309,957 13,708,129 515,997 (357,337) —
Voya Large Cap Value Fund -
Class R6
3,495,567 337,371 (487,741) 388,253 3,733,450 42,531 (39,769) 294,841
Voya MidCap Opportunities Fund -
Class R6
3,091,162 108,871 (1,020,911) 921,089 3,100,211 — (227,585) 22,899
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
5,990,607 124,541 (4,084,303) 458,008 2,488,853 124,541 70,686 —
Voya Multi-Manager International
Equity Fund - Class I
12,281,058 3,024,470 (179,889) 1,015,292 16,140,931 234,277 (6,074) —
Voya Multi-Manager International
Factors Fund - Class I
9,400,446 396,161 (635,458) 777,318 9,938,467 396,161 5,255 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
2,917,781 74,421 (487,181) 607,073 3,112,094 31,612 (88,575) —
Voya Short Duration High Income
Fund - Class R6
— 3,705,913 — 39,101 3,745,014 71,919 — 423
Voya Short Term Bond Fund -
Class R6
10,904,152 499,883 (3,990,025) 49,850 7,463,860 322,998 (37,085) —
Voya Small Cap Growth Fund -
Class R6
1,202,173 — (194,023) 239,136 1,247,286 — 23,796 —

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (unaudited) (continued)
3
Voya Global Multi-Asset Fund
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/29/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Small Company Fund - Class
R6
$ 2,376,323 $ 93,875 $ (318,574) $ 346,102 $ 2,497,726 $ 11,187 $ 11,871 $ —
$ 79,341,893 $ 12,067,873 $ (14,644,388) $ 5,341,528 $ 82,106,906 $ 2,261,819 $ (694,606) $ 318,163
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At February 29, 2024, the following forward foreign currency contracts were outstanding for Voya Global Multi-Asset Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
SEK 38,000,000 USD 3,659,049 BNP Paribas 03/05/24 $ 6,800
USD 1,227,172 NZD 2,000,000 Citibank N.A. 03/05/24 9,471
SGD 2,300,000 USD 1,722,798 Morgan Stanley Capital Services LLC 03/05/24 (13,381)
JPY 1,179,400,000 USD 8,096,058 Morgan Stanley Capital Services LLC 03/05/24 (227,916)
USD 5,860,800 GBP 4,600,000 The Bank of New York Mellon 03/05/24 54,151
USD 5,025,801 CHF 4,300,000 UBS AG 03/05/24 162,931
USD 1,345,752 CAD 1,800,000 UBS AG 03/05/24 19,423
$ 11,479
At February 29, 2024, the following futures contracts were outstanding for Voya Global Multi-Asset Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
S&P 500 E-Mini 49 03/15/24 $ 12,504,188 $ 843,050
Tokyo Price Index (TOPIX) 23 03/07/24 4,113,060 522,940
$ 16,617,248 $ 1,365,990
Short Contracts:
EURO STOXX 50 Index (133) 03/15/24 (7,034,953) (431,345)
MSCI Emerging Markets Index (100) 03/15/24 (5,084,000) (129,866)
U.S. Treasury 5-Year Note (40) 06/28/24 (4,276,250) 5,860
$ (16,395,203) $ (555,351)
Currency Abbreviations:
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
GBP
—
British Pound
JPY
—
Japanese Yen
NZD
—
New Zealand Dollar
SEK
—
Swedish Krona
SGD
—
Singapore Dollar
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 15,970,887
Gross Unrealized Depreciation (3,795,275)
Net Unrealized Appreciation $ 12,175,612